EQUITY AND EARNINGS PER SHARE - Outstanding Options (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Stock Options outstanding	30,542,553		13,409,275
Options Exercisable	13,737,462
Stock Options
Recipient	Outstanding
Options Exercised
Date of Exercise	Prior to 2008	[1]
Options Exercised	(1,043,118)	[1]
Exercises - Weighted Average Strike Price	$ 15.70	[1],[2]
Options Exercised
Date of Exercise	Oct 12	[3]
Options Exercised	(95,834)	[3]
Exercises - Weighted Average Strike Price	$ 5.28	[2],[3]
Options Exercised
Date of Exercise	Sep 13	[4]
Options Exercised	(307,833)	[4]
Exercises - Weighted Average Strike Price	$ 2.56	[2],[4]
Options Expired Unexercised
Date of Grant	2002-2003
Options expired unexercised	(464,484)
Directors
Stock Options outstanding	4,000		12,000
Options Exercised	4,000
Directors | Stock Options
Recipient	Directors
Date of Grant	Various
Stock Options outstanding	20,000
Options Exercisable	4,000
Weighted Average Strike Price	$ 8.06	[2]
Intrinsic Value	$ 4,800	[5]
Manager | Stock Options
Recipient	Manager	[5]
Date of Grant	2002 - 2007	[5]
Stock Options outstanding	3,523,727	[5]
Options Exercisable	2,032,125	[5]
Weighted Average Strike Price	$ 12.66	[2],[5]
Fair Value at Date of Grant	$ 6,400	[5],[6]
Intrinsic Value	8,900	[5]
Manager | Stock Options
Recipient	Manager	[5]
Date of Grant	Mar 11	[5]
Stock Options outstanding	1,725,000	[5]
Options Exercisable	1,580,166	[5]
Weighted Average Strike Price	$ 2.72	[2],[5]
Fair Value at Date of Grant	$ 7,000	[5],[6],[7]
Intrinsic Value	5,500	[5]
Manager | Stock Options
Recipient	Manager	[5]
Date of Grant	Sep 11	[5]
Stock Options outstanding	2,587,500	[5]
Options Exercisable	2,165,361	[5]
Weighted Average Strike Price	$ 2.07	[2],[5]
Fair Value at Date of Grant	$ 5,600	[5],[6],[8]
Intrinsic Value	6,100	[5]
Manager | Stock Options
Recipient	Manager	[5]
Date of Grant	Apr 12	[5]
Stock Options outstanding	1,897,500	[5]
Options Exercisable	1,244,778	[5]
Weighted Average Strike Price	$ 2.82	[2],[5]
Fair Value at Date of Grant	$ 5,600	[5],[6],[9]
Intrinsic Value	6,700	[5]
Manager | Stock Options
Recipient	Manager	[5]
Date of Grant	May 12	[5]
Stock Options outstanding	2,300,000	[5]
Options Exercisable	1,421,667	[5]
Weighted Average Strike Price	$ 3.05	[2],[5]
Fair Value at Date of Grant	$ 7,600	[10],[5],[6]
Intrinsic Value	8,600	[5]
Manager | Stock Options
Recipient	Manager	[5]
Date of Grant	Jul 12	[5]
Stock Options outstanding	2,530,000	[5]
Options Exercisable	1,416,195	[5]
Weighted Average Strike Price	$ 3.04	[2],[5]
Fair Value at Date of Grant	$ 8,300	[11],[5],[6]
Intrinsic Value	2,300	[5]
Manager | Stock Options
Recipient	Manager	[5]
Date of Grant	Jan 13	[5]
Stock Options outstanding	5,750,000	[5]
Options Exercisable	2,108,333	[5]
Weighted Average Strike Price	$ 4.24	[2],[5]
Fair Value at Date of Grant	$ 18,000	[12],[5],[6]
Intrinsic Value	3,100	[5]
Manager
Date of Grant	Feb 13	[5]
Stock Options outstanding	2,300,000	[5]
Options Exercisable	766,667	[5]
Weighted Average Strike Price	$ 4.75	[2],[5]
Intrinsic Value	$ 2,800	[5]
Manager | Stock Options
Recipient	Manager	[5]
Fair Value at Date of Grant	$ 8,400	[13],[5],[6]
Manager | Stock Options
Recipient	Manager	[5]
Date of Grant	Jun 13	[5]
Stock Options outstanding	4,025,000	[5]
Options Exercisable	805,000	[5]
Weighted Average Strike Price	$ 4.97	[2],[5]
Fair Value at Date of Grant	$ 3,800	[14],[5],[6]
Manager | Stock Options
Recipient	Manager	[5]
Date of Grant	Nov 13	[5]
Stock Options outstanding	5,795,095	[5]
Options Exercisable	193,170	[5]
Weighted Average Strike Price	$ 5.25	[2],[5]
Fair Value at Date of Grant	$ 6,000	[15],[5],[6]
Exercised | Stock Options
Recipient	Exercised	[1]
Exercised | Stock Options
Recipient	Exercised	[3]
Exercised | Stock Options
Recipient	Exercised	[4]
Expired unexercised | Stock Options
Recipient	Expired unexercised

[1]	670,620 of the total options exercised were by the Manager. 368,498 of the total options exercised were by employees of Fortress subsequent to their assignment. 4,000 of the total options exercised were by directors.
[2]	The strike prices are subject to adjustment in connection with return of capital dividends and spin-offs. A portion of Newcastle's 2008 dividends was deemed return of capital dividends. The effect on the strike prices was not significant. The strike prices were adjusted for the New Residential spin-off as described above. As of December 31, 2013, the weighted average strike price of the outstanding options issued prior to 2011 was $12.66.
[3]	Exercised by employees of Fortress subsequent to their assignment. The options exercised had an intrinsic value of $0.2 million.
[4]	Exercised by employees of Fortress subsequent to their assignment. The options exercised had an intrinsic value of $0.9 million.
[5]	The Manager assigned certain of its options to Fortress's employees as follows: (See Schedule of Outstanding Options)
[6]	The fair value of the options was estimated using an option valuation model. Since the Newcastle Option Plan and 2012 Plan have characteristics significantly different from those of traded options, and since the assumptions used in such model, particularly the volatility assumption, are subject to significant judgment and variability, the actual value of the options could vary materially from management's estimate. The volatility assumption for these options was estimated based primarily on the historical volatility of Newcastle's common stock and management's expectations regarding future volatility. The expected life assumption for options issued prior to 2011 was estimated based on the simplified term method. This simplified method was used because Newcastle did not have sufficient historical data to conclude on the appropriate expected life of its options and because historical data to date was consistent with the simplified term method. The expected life assumption for options issued in 2011 and thereafter was estimated based primarily on the historical expected life of applicable previously issued options.
[7]	The assumptions used in valuing the options were: a 1.7% risk-free rate, 107.8% volatility and a 3.3 year expected term.
[8]	The assumptions used in valuing the options were: a 1.13% risk-free rate, 13.2% dividend yield, 151.1% volatility and a 4.6 year expected term.
[9]	The assumptions used in valuing the options were: a 1.3% risk-free rate, 12.9% dividend yield, 149.4% volatility and a 4.7 year expected term.
[10]	The assumptions used in valuing the options were: a 1.05% risk-free rate, 11.9% dividend yield, 148.4% volatility and a 4.8 year expected term.
[11]	The assumptions used in valuing the options were: a 0.75% risk-free rate, 11.9% dividend yield, 147.5% volatility and a 4.8 year expected term.
[12]	The assumptions used in valuing the options were: a 2.0% risk-free rate, 8.8% dividend yield, 56.2% volatility and a 10 year term.
[13]	The assumptions used in valuing the options were: a 2.1% risk-free rate, 7.8% dividend yield, 55.5% volatility and a 10 year term.
[14]	The assumptions used in valuing the options were: a 2.5% risk-free rate, 8.8% dividend yield, 36.9% volatility and a 10 year term.
[15]	The assumptions used in valuing the options were: a 2.8% risk-free rate, 6.7% dividend yield, 32.0% volatility and a 10 year term.